Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based On:
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder		Operating
	for PEO	to PEO(d)(e)	NEOs	NEOs(f)(g)	Return	Return(h)	Net Income	Income
Year	($)	($)	($)	($)	($)	($)	($)	($)
2022(a)	5,477,351	8,519,969	2,201,556	3,340,752	193	112	2,172,650,000	2,954,491,000
2021(b)	12,764,271	19,042,393	4,150,852	5,926,087	161	173	2,164,685,000	2,917,168,000
2020(c)	8,990,958	9,135,920	3,266,357	3,273,105	103	145	1,752,302,000	2,419,336,000
(a)

For 2022, Gregory D. Johnson was the PEO and non-PEO NEOs included Greg Henslee, David O’Reilly, Brad Beckham, Jeremy Fletcher, Brent Kirby and Tom McFall.  Effective May 9, 2022, Jeremy Fletcher was promoted to Executive Vice President and Chief Financial Officer, and at that time, Tom McFall’s title changed from Executive Vice President and Chief Financial Officer to Executive Vice President.

(b)	For 2021, Gregory D. Johnson was the PEO and non-PEO NEOs included Greg Henslee, David O’Reilly, Brad Beckham, Brent Kirby, Tom McFall and Jeff M. Shaw.
(c)	For 2020, Gregory D. Johnson was the PEO and non-PEO NEOs included Greg Henslee, David O’Reilly, Tom McFall and Jeff M. Shaw.
(d)

The amounts in the following table represent each of the amounts deducted from and added to the equity award values, as presented in the “Summary Compensation Table,” for the PEO for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the “Compensation Actually Paid to PEO” column of the “Pay Versus Performance” table.  There was no change in pension values for the years ended December 31, 2022, 2021 and 2020, as the Company did not offer a pension plan.

	Grant Date			Change in Fair Value as	Total Equity
	Fair Value of	Year-End Value	Change in Fair Value as	of the Vesting Date of	Value
	Equity Awards	of Equity Awards	of Year-End of Any Prior	Any Prior Year Awards	Reflected in
	Granted During	Granted During	Year Awards that Remain	the Vested During	Compensation
	Applicable Year	Applicable Year	Unvested as of Year-End	Applicable Year	Actually Paid
Year	($)	($)	($)	($)	($)
2022	(1,425,055)	2,669,294	2,461,678	(663,299)	3,042,618
2021	(1,349,999)	3,186,484	4,659,462	(217,825)	6,278,122
2020	(1,249,949)	1,514,108	301,086	(420,283)	144,962

(e)	The table below identifies the weighted-average assumptions used in the Black-Scholes option pricing model for valuing option awards included in compensation actually paid to PEO:

	December 31,
	2022		2021		2020
Risk free interest rate	3.09%		1.02%		0.65%
Expected life	7.1	Years	7.0	Years	7.0	Years
Expected volatility	29.6%		29.7%		29.3%
Expected dividend yield	—%		—%		—%

(f)

The amounts in the following table represent each of the amounts deducted from and added to the equity award values, as presented in the “Summary Compensation Table,” for the non-PEO NEOs for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the “Average Compensation Actually Paid to non-PEO NEOs” column of the “Pay Versus Performance” table.  There was no change in pension values for the years ended December 31, 2022, 2021 and 2020, as the Company did not offer a pension plan.

	Grant Date	Year-End	Change in Fair Value	Change in Fair Value	Total
	Fair Value of	Value of	as of Year-End	as of the Vesting Date	Equity Value
	Equity Awards	Equity Awards	of Any Prior Year	of Any Prior Year	Reflected in
	Granted During	Granted During	Awards that Remain	Awards that Vested	Compensation
	Applicable Year	Applicable Year	Unvested as of Year-End	During Applicable Year	Actually Paid
Year	($)	($)	($)	($)	($)
2022	(989,596)	1,747,461	471,834	(90,504)	1,139,196
2021	(479,515)	1,039,838	1,217,694	(2,782)	1,775,235
2020	(578,083)	677,148	105,700	(198,017)	6,748

(g)	The table below identifies the weighted-average assumptions used in the Black-Scholes option pricing model for valuing option awards included in average compensation actually paid to non-PEO NEOs:

	December 31,
	2022		2021		2020
Risk free interest rate	3.12%		1.00%		0.69%
Expected life	7.2	Years	7.0	Years	6.9	Years
Expected volatility	29.5%		29.6%		29.2%
Expected dividend yield	—%		—%		—%

(h)

Peer Group is the Standard and Poor’s S&P 500 Retail Index used for purposes of Item 201(e) of Regulation S-K.  Please see Item 5 “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” included on the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, for further discussion of its peer group.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote [Text Block]
(a)

For 2022, Gregory D. Johnson was the PEO and non-PEO NEOs included Greg Henslee, David O’Reilly, Brad Beckham, Jeremy Fletcher, Brent Kirby and Tom McFall.  Effective May 9, 2022, Jeremy Fletcher was promoted to Executive Vice President and Chief Financial Officer, and at that time, Tom McFall’s title changed from Executive Vice President and Chief Financial Officer to Executive Vice President.

(b)	For 2021, Gregory D. Johnson was the PEO and non-PEO NEOs included Greg Henslee, David O’Reilly, Brad Beckham, Brent Kirby, Tom McFall and Jeff M. Shaw.

(c)	For 2020, Gregory D. Johnson was the PEO and non-PEO NEOs included Greg Henslee, David O’Reilly, Tom McFall and Jeff M. Shaw.

Peer Group Issuers, Footnote [Text Block]
(h)

Peer Group is the Standard and Poor’s S&P 500 Retail Index used for purposes of Item 201(e) of Regulation S-K.  Please see Item 5 “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” included on the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, for further discussion of its peer group.

PEO Total Compensation Amount	$ 5,477,351	$ 12,764,271	$ 8,990,958
PEO Actually Paid Compensation Amount	$ 8,519,969	19,042,393	9,135,920
Adjustment To PEO Compensation, Footnote [Text Block]
(d)

The amounts in the following table represent each of the amounts deducted from and added to the equity award values, as presented in the “Summary Compensation Table,” for the PEO for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the “Compensation Actually Paid to PEO” column of the “Pay Versus Performance” table.  There was no change in pension values for the years ended December 31, 2022, 2021 and 2020, as the Company did not offer a pension plan.

	Grant Date			Change in Fair Value as	Total Equity
	Fair Value of	Year-End Value	Change in Fair Value as	of the Vesting Date of	Value
	Equity Awards	of Equity Awards	of Year-End of Any Prior	Any Prior Year Awards	Reflected in
	Granted During	Granted During	Year Awards that Remain	the Vested During	Compensation
	Applicable Year	Applicable Year	Unvested as of Year-End	Applicable Year	Actually Paid
Year	($)	($)	($)	($)	($)
2022	(1,425,055)	2,669,294	2,461,678	(663,299)	3,042,618
2021	(1,349,999)	3,186,484	4,659,462	(217,825)	6,278,122
2020	(1,249,949)	1,514,108	301,086	(420,283)	144,962

(e)	The table below identifies the weighted-average assumptions used in the Black-Scholes option pricing model for valuing option awards included in compensation actually paid to PEO:

	December 31,
	2022		2021		2020
Risk free interest rate	3.09%		1.02%		0.65%
Expected life	7.1	Years	7.0	Years	7.0	Years
Expected volatility	29.6%		29.7%		29.3%
Expected dividend yield	—%		—%		—%

Non-PEO NEO Average Total Compensation Amount	$ 2,201,556	4,150,852	3,266,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,340,752	5,926,087	3,273,105
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(f)

The amounts in the following table represent each of the amounts deducted from and added to the equity award values, as presented in the “Summary Compensation Table,” for the non-PEO NEOs for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the “Average Compensation Actually Paid to non-PEO NEOs” column of the “Pay Versus Performance” table.  There was no change in pension values for the years ended December 31, 2022, 2021 and 2020, as the Company did not offer a pension plan.

	Grant Date	Year-End	Change in Fair Value	Change in Fair Value	Total
	Fair Value of	Value of	as of Year-End	as of the Vesting Date	Equity Value
	Equity Awards	Equity Awards	of Any Prior Year	of Any Prior Year	Reflected in
	Granted During	Granted During	Awards that Remain	Awards that Vested	Compensation
	Applicable Year	Applicable Year	Unvested as of Year-End	During Applicable Year	Actually Paid
Year	($)	($)	($)	($)	($)
2022	(989,596)	1,747,461	471,834	(90,504)	1,139,196
2021	(479,515)	1,039,838	1,217,694	(2,782)	1,775,235
2020	(578,083)	677,148	105,700	(198,017)	6,748

(g)	The table below identifies the weighted-average assumptions used in the Black-Scholes option pricing model for valuing option awards included in average compensation actually paid to non-PEO NEOs:

	December 31,
	2022		2021		2020
Risk free interest rate	3.12%		1.00%		0.69%
Expected life	7.2	Years	7.0	Years	6.9	Years
Expected volatility	29.5%		29.6%		29.2%
Expected dividend yield	—%		—%		—%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Below shows the graphical description of the relationship between “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the non-PEO NEOs to the Company’s total shareholder return, value of initial fixed $100 investment, for the three most recently completed fiscal years:

Compensation Actually Paid vs. Net Income [Text Block]

Below shows the graphical description of the relationship between “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the non-PEO NEOs to the Company’s financial performance measures, Net Income and Operating Income, for the three most recently completed fiscal years:

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Below shows the graphical description of the relationship between “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the non-PEO NEOs to the Company’s financial performance measures, Net Income and Operating Income, for the three most recently completed fiscal years:

Total Shareholder Return Vs Peer Group [Text Block]

Below shows the graphical description of the relationship between the Company’s total shareholder return and its peer group total shareholder return, value of initial fixed $100 investment, for the three most recently completed fiscal years:

Tabular List [Table Text Block]

Below, in an unranked order, are the most important financial performance measures used to link executive compensation actually paid to the Company’s NEOs, except Greg Henslee and David O’Reilly, to the Company’s performance for the year ended December 31, 2022, as further described in the “Compensation Discussion and Analysis” portion of this proxy statement.  Greg Henslee and David O’Reilly, in consultation with the Human Capital and Compensation Committee, are excluded from participation in the annual cash incentive compensation plan pursuant to their responsibilities of providing strategic direction and guidance to the Company and their limited role in the Company’s day-to-day operational activities and, therefore, excluded from these financial performance measures.

Most Important Performance Measures
Comparable Store Sales
Operating Income
Return on Invested Capital
Free Cash Flow

Total Shareholder Return Amount	$ 193	161	103
Peer Group Total Shareholder Return Amount	112	173	145
Net Income (Loss)	$ 2,172,650,000	$ 2,164,685,000	$ 1,752,302,000
Company Selected Measure Amount	2,954,491,000	2,917,168,000	2,419,336,000
PEO Name	Gregory D. Johnson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Comparable Store Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member]
Pay vs Performance Disclosure [Table]
Change in pension value	$ 0	$ 0	$ 0
Risk free interest rate	3.09%	1.02%	0.65%
Expected volatility	29.60%	29.70%	29.30%
Expected life	7 years 1 month 6 days	7 years	7 years
Expected dividend yield	0.00%	0.00%	0.00%
PEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,425,055)	$ (1,349,999)	$ (1,249,949)
PEO [Member] | Year-End Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,669,294	3,186,484	1,514,108
PEO [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,461,678	4,659,462	301,086
PEO [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Awards the Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(663,299)	(217,825)	(420,283)
PEO [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,042,618	6,278,122	144,962
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Change in pension value	$ 0	$ 0	$ 0
Risk free interest rate	3.12%	1.00%	0.69%
Expected volatility	29.50%	29.60%	29.20%
Expected life	7 years 2 months 12 days	7 years	6 years 10 months 24 days
Expected dividend yield	0.00%	0.00%	0.00%
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (989,596)	$ (479,515)	$ (578,083)
Non-PEO NEO [Member] | Year-End Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,747,461	1,039,838	677,148
Non-PEO NEO [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	471,834	1,217,694	105,700
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Awards the Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,504)	(2,782)	(198,017)
Non-PEO NEO [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,139,196	$ 1,775,235	$ 6,748